Fair Value - Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Fair Value, Assets And Liabilities Measured On Nonrecurring Basis [Line Items]
Impaired loans carried at fair value	$ 6,399	$ 3,574
Mortgage servicing rights	1,200	7,300
Other loans, net (3)	5,570,136	5,247,021
Level 3
Fair Value, Assets And Liabilities Measured On Nonrecurring Basis [Line Items]
Impaired loans carried at fair value	6,399	3,574
Other loans, net (3)	5,570,136	5,247,021
Nonrecurring basis
Fair Value, Assets And Liabilities Measured On Nonrecurring Basis [Line Items]
Impaired loans carried at fair value	6,399	3,574
Mortgage servicing rights	1,169	7,316
Other loans, net (3)	3,674	6,520
Nonrecurring basis | Level 1
Fair Value, Assets And Liabilities Measured On Nonrecurring Basis [Line Items]
Other loans, net (3)	0	0
Nonrecurring basis | Level 2
Fair Value, Assets And Liabilities Measured On Nonrecurring Basis [Line Items]
Mortgage servicing rights	1,169	7,316
Other loans, net (3)	0	0
Nonrecurring basis | Level 3
Fair Value, Assets And Liabilities Measured On Nonrecurring Basis [Line Items]
Impaired loans carried at fair value	6,399	3,574
Other loans, net (3)	3,674	6,520
Nonrecurring basis | Commercial real estate
Fair Value, Assets And Liabilities Measured On Nonrecurring Basis [Line Items]
Impaired loans carried at fair value	4,059	2,735
Other loans, net (3)	2,295	2,295
Nonrecurring basis | Commercial real estate | Level 1
Fair Value, Assets And Liabilities Measured On Nonrecurring Basis [Line Items]
Other loans, net (3)	0	0
Nonrecurring basis | Commercial real estate | Level 2
Fair Value, Assets And Liabilities Measured On Nonrecurring Basis [Line Items]
Other loans, net (3)	0	0
Nonrecurring basis | Commercial real estate | Level 3
Fair Value, Assets And Liabilities Measured On Nonrecurring Basis [Line Items]
Impaired loans carried at fair value	4,059	2,735
Other loans, net (3)	2,295	2,295
Nonrecurring basis | Construction real estate
Fair Value, Assets And Liabilities Measured On Nonrecurring Basis [Line Items]
Other loans, net (3)	729	3,204
Nonrecurring basis | Construction real estate | Level 1
Fair Value, Assets And Liabilities Measured On Nonrecurring Basis [Line Items]
Other loans, net (3)	0	0
Nonrecurring basis | Construction real estate | Level 2
Fair Value, Assets And Liabilities Measured On Nonrecurring Basis [Line Items]
Other loans, net (3)	0	0
Nonrecurring basis | Construction real estate | Level 3
Fair Value, Assets And Liabilities Measured On Nonrecurring Basis [Line Items]
Other loans, net (3)	729	3,204
Nonrecurring basis | Commercial
Fair Value, Assets And Liabilities Measured On Nonrecurring Basis [Line Items]
Impaired loans carried at fair value	1,635	127
Nonrecurring basis | Commercial | Level 3
Fair Value, Assets And Liabilities Measured On Nonrecurring Basis [Line Items]
Impaired loans carried at fair value	1,635	127
Nonrecurring basis | Residential real estate
Fair Value, Assets And Liabilities Measured On Nonrecurring Basis [Line Items]
Impaired loans carried at fair value	705	712
Other loans, net (3)	650	1,021
Nonrecurring basis | Residential real estate | Level 1
Fair Value, Assets And Liabilities Measured On Nonrecurring Basis [Line Items]
Other loans, net (3)	0	0
Nonrecurring basis | Residential real estate | Level 2
Fair Value, Assets And Liabilities Measured On Nonrecurring Basis [Line Items]
Other loans, net (3)	0	0
Nonrecurring basis | Residential real estate | Level 3
Fair Value, Assets And Liabilities Measured On Nonrecurring Basis [Line Items]
Impaired loans carried at fair value	705	712
Other loans, net (3)	650	$ 1,021
Other Assets [Member] | Nonrecurring basis
Fair Value, Assets And Liabilities Measured On Nonrecurring Basis [Line Items]
Other loans, net (3)	3,464
Other Assets [Member] | Nonrecurring basis | Level 1
Fair Value, Assets And Liabilities Measured On Nonrecurring Basis [Line Items]
Other loans, net (3)	0
Other Assets [Member] | Nonrecurring basis | Level 2
Fair Value, Assets And Liabilities Measured On Nonrecurring Basis [Line Items]
Other loans, net (3)	0
Other Assets [Member] | Nonrecurring basis | Level 3
Fair Value, Assets And Liabilities Measured On Nonrecurring Basis [Line Items]
Other loans, net (3)	$ 3,464